Organization and Nature of Operations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 a unit mi trains	Dec. 31, 2016 a mi item milliontonnes / yr Bcfe trains m³
Corpus Christi LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Acres of land owned or controlled | a	2,000	2,000
Number of Liquefaction LNG Trains		3
Train Nominal Capacity | milliontonnes / yr		13.5
Number Of LNG Storage Tanks | item		3
Storage Capacity | Bcfe		10.1
Number of Marine Berths | item		2
Volume Of Vessel | m³		266,000
Corpus Christi LNG Terminal [Member] | Stage 1 [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains	2	2
Number Of LNG Storage Tanks	2	2
Number of Marine Berths	1	1
Corpus Christi LNG Terminal [Member] | Stage 2 [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains	1	1
Number Of LNG Storage Tanks	1	1
Corpus Christi Pipeline [Member]
Organization and Nature of Operations [Line Items]
Length Of Natural Gas Pipeline | mi	23	23